STOCK BASED COMPENSATION - Stock Options Outstanding (Q2) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Number of Options
Outstanding at end of period (in shares)	3,679,171
Conversion ratio	0.5929
Weighted Average Exercise Price (Per Share)
Outstanding at end of period (in dollars per share) | $ / shares	$ 0.58
Options Vested and Exercisable, Number Of Options (in shares)	3,486,482
SpringBig
Number of Options
Outstanding at beginning of period (in shares)	6,802,437
Options granted (in shares)	0
Options exercised (in shares)	(530,666)
Options forfeited (in shares)	(61,460)
Options cancelled (in shares)	(4,791)
Outstanding at end of period (in shares)	6,205,520	6,802,437
Weighted Average Exercise Price (Per Share)
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 0.38
Options granted (in dollars per share) | $ / shares
Options exercised (in dollars per share) | $ / shares	0.55
Options forfeited (in dollars per share) | $ / shares	0.75
Options cancelled (in dollars per share) | $ / shares	$ 0.75
Outstanding at end of period (in dollars per share) | $ / shares		$ 0.38
Options Vested and Exercisable, Number Of Options (in shares)		4,628,311
Options Vested and Exercisable, Weighted Average Remaining Contractual Life (Years)		6 years 9 months 14 days
Options Vested and Exercisable, Weighted Average Exercise Price (Per Share) | $ / shares		$ 0.24